LONG-TERM OTHER RECEIVABLE	12 Months Ended
Sep. 30, 2011
LONG-TERM OTHER RECEIVABLE
NOTE 10. LONG-TERM OTHER RECEIVABLE

	As of September 30, 2011	As of September 30, 2010
	US$(’000)	US$(’000)
Long-term borrowing from a third party	3,000	-
Long-term receivable related to the borrowing from a third party	4,247	-
Long-term other receivables	1,247	-

As a US listed company, the Company is in need of US dollar to cover oversea expenses. Since State Administration of Foreign Exchange in China imposes restrictions on the remittance of currency out of China, the Company entered into a loan and guarantee agreement on July 21, 2011 with an unrelated third party to borrow US$3million to cover oversea expenses and take RMB27.9million, or US$4.2 million as a guarantee. The offset amount US$1.2million is presented as long-term other receivables, since the agreement will be settled in two years.